Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxesTable [Line Items]
Valuation allowance at the beginning of the year	$ 6,727
Valuation allowance at the end of the year	26,736	$ 6,727
Graphite Bio, Inc.
IncomeTaxesTable [Line Items]
Valuation allowance at the beginning of the year	38,110	16,332
Increases recorded to income tax provision	29,516	21,778
Valuation allowance at the end of the year	$ 67,626	$ 38,110